Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Effective income tax rate reconciliation, percent	29.20%	6.85%	0.00%	(6.85%)
Effective income tax rate reconciliation, at federal statutory income tax rate, percent	21.00%	21.00%		21.00%
Incremental share-based compensation upon modification		$ 125,741
Payments for merger related costs	$ 55,176			$ 55,176
Deferred tax asset net	5,272	5,272		5,272	$ 0
Unrecognized tax benefits		$ 0		0	0
Adjustment of Deferred Tax Asset Liability Through Additional Paid in Capital	5,973			5,973
Partnership income of non controlling interest before corporate reorganization				39,115
Income Tax Expense (Benefit)	$ 3,833		$ 0	$ 4,556	$ 0
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent	4.90%
Percentage of share based compensation charge connection with corporate reorganisation	3.10%
Guardian Pharmacy, LLC [Member]
Income Taxes [Line Items]
Subsidiary, ownership percentage, parent	100.00%	100.00%		100.00%